Organization and Business Description	6 Months Ended
Jun. 30, 2023
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Chanson International Holding (“Chanson International,” or the “Company”), formerly known as RON Holding Limited, was established under the laws of the Cayman Islands on July 26, 2019 as a holding company. Chanson International owns 100% of the equity interests of Deen Global Limited (“Deen Global”), a limited liability company incorporated under the laws of British Virgin Islands (“BVI”) on August 13, 2019. Deen Global owns 100% of the equity interests of Jenyd Holdings Limited (“Jenyd”), a business company incorporated in accordance with the laws and regulations of Hong Kong on September 13, 2019.

Chanson International, Deen Global, and Jenyd are currently not engaging in any active business operations and merely acting as holding companies.

Xinjiang United Family Trading Co., Ltd. (“Xinjiang United Family”), is a company incorporated on August 7, 2009 in the People’s Republic of China (the “PRC”), with a registered capital of RMB6 million (approximately $0.88 million). On September 27, 2020, the original shareholders of Xinjiang United Family signed a share transfer agreement and transferred their 100% ownership interest in Xinjiang United Family to Jenyd, and accordingly Xinjiang United Family became a wholly foreign-owned enterprise (“WFOE”) and a wholly-owned subsidiary of Jenyd.

Xinjiang United Family operates a bakery chain in China’s Xinjiang autonomous region under the brand name of “George●Chanson.” The chain currently consists of five directly-owned high-end bakery stores in the City of Urumqi and 34 bakery stores organized as individually-owned businesses known as the United Family Group (each a “UFG entity” and, collectively, the “UFG entities”) in Xinjiang region. The UFG entities are owned by the original shareholders of Xinjiang United Family but operated under a series of contractual agreements signed between the owners of these UFG entities and Xinjiang United Family.

On April 17, 2015, Xinjiang United Family incorporated a wholly-owned subsidiary, George Chanson (NY) Corp. (“Chanson NY”), in the State of New York, which owns and operates Chanson 23rd Street LLC (“Chanson 23rd Street”), a modern European-style café and eatery that specializes in the art of making French-style viennoiseries and pastries in the heart of Manhattan’s Flatiron District. On February 20, 2020, the Company’s Chairman, Mr. Gang Li, formed Chanson 355 Greenwich LLC (“Chanson Greenwich”), a New York limited liability company, and subsequently assigned his membership interests in Chanson Greenwich to Chanson NY on September 28, 2020. After the transfer, Chanson Greenwich became a wholly owned subsidiary of Chanson NY. Chanson Greenwich is another boutique café in Manhattan opened in December 2021. On April 21, 2021, Chanson NY formed a wholly owned subsidiary, Chanson Management LLC, a Delaware limited liability company. On August 5, 2021, Chanson NY formed a wholly owned subsidiary, Chanson 1293 3rd Ave LLC (“Chanson 3rd Ave”), a New York limited liability company. On March 21, 2022, Chanson NY formed a wholly owned subsidiary, Chanson 2040 Broadway LLC (“Chanson Broadway”), a New York limited liability company. Chanson 3rd Ave and Chanson Broadway are another two boutique cafés opened in March 2023 and July 2023, respectively.

Reorganization

In connection with its initial public offering, the Company has undertaken a reorganization of its legal structure (the “Reorganization”). The Reorganization involved the incorporation of Chanson International, Deen Global, and Jenyd, the entry into a Share Transfer Agreement to transfer the ownership interest in Xinjiang United Family from its original shareholders to Jenyd, and the signing of a series of contractual agreements between Xinjiang United Family and the owners of the UFG entities. After the Reorganization, Chanson International became the ultimate holding company of Xinjiang United Family and Xinjiang United Family became the primary beneficiary of the UFG entities through the VIE Agreements, as further discussed below.

Xinjiang United Family entered into a series of contractual arrangements with the owners of the 22 UFG entities on May 2, 2020, and with the owners of three newly established UFG entities in fiscal year 2020, five newly established UFG entities in fiscal year 2021, one newly established UFG entity in fiscal year 2022, and eight newly established UFG entity in fiscal year 2023, respectively. Three of these UFG entities were closed in fiscal year 2021 and two of these UFG entities were closed in fiscal year 2023. These agreements include Exclusive Service Agreements, Pledge Agreements, Call Option Agreements, Operating Rights Proxy and Powers of Attorney Agreements and Spousal Consents (collectively, the “VIE Agreements”). Pursuant to the above VIE Agreements, Xinjiang United Family has the exclusive right to provide the UFG entities with consulting services related to business operations including operational and management consulting services. The VIE Agreements obligate Xinjiang United Family to absorb all of the risk of loss from business activities of these UFG entities and entitle Xinjiang United Family to receive all of their residual returns. In essence, Xinjiang United Family has gained the power to direct activities of the UFG entities that most significantly impact their economic performance, and the right to receive benefits from the UFG entities that could potentially be significant to them. Therefore, the Company believes that Xinjiang United Family has a controlling financial interest in and is the primary beneficiary of the UFG entities and these UFG entities should be considered as Variable Interest Entities (“VIEs”) under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 Consolidation. Hereinafter, the four bakery stores directly owned by Xinjiang United Family and the UFG entities controlled through the VIE Agreements are collectively referred to as the “PRC Stores.”

The Company, together with its wholly-owned subsidiaries are under common control by the same shareholders before and after the Reorganization and therefore the consolidation of the Company and its subsidiaries has been accounted for at historical cost.

After the Reorganization, the unaudited condensed consolidated financial statements of the Company include the following entities:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Chanson International	July 26, 2019	Cayman Islands	Parent, 100%	Investment holding

Deen Global	August 13, 2019	British Virgin Islands	100%	Investment holding

Jenyd	September 13, 2019	Hong Kong	100%	Investment holding

Xinjiang United Family	August 7, 2009	PRC	100%	Consultancy and information technology support; sells bakery products to customers

34 UFG entities	2012 to 2023	PRC	VIEs	Sells bakery products to customers

Chanson NY	April 17, 2015	New York	100%	Holding company. Consultancy and information technology support

Chanson 23rd Street	December 18, 2015	New York	100%	Eat-in services and bakery products and beverage products

Chanson Greenwich	February 20, 2020	New York	100%	Eat-in services and bakery products and beverage products

Chanson Management LLC	April 21, 2021	Delaware	100%	Consultancy and management support

Chanson 3rd Ave	August 5, 2021	New York	100%	Eat-in services and bakery products and beverage products

Chanson Broadway	March 21, 2022	New York	100%	Eat-in services and bakery products and beverage products

The VIE contractual arrangements

The UFG entities are controlled by the Company through contractual arrangements in lieu of direct equity ownership by the Company or any of its subsidiaries.

A VIE is an entity that either has a total equity investment that is insufficient to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity, or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary of, and must consolidate, the VIE.

Xinjiang United Family is deemed to have a controlling financial interest in and be the primary beneficiary of the UFG entities because it has both of the following characteristics:

●	The power to direct activities at the UFG entities that most significantly impact such entities’ economic performance, and

●	The obligation to absorb losses of, and the right to receive benefits from, the UFG entities that could potentially be significant to such entities.

Pursuant to the contractual arrangements with the UFG entities, the UFG entities pay service fees equal to all of their net profit after tax payments to Xinjiang United Family. At the same time, Xinjiang United Family is obligated to absorb all of their losses. Such contractual arrangements are designed so that the operation of the UFG entities is for the benefit of Xinjiang United Family and, ultimately, the Company.

Risks associated with the VIE structure

The Company believes that the contractual arrangements with the UFG entities and their respective owners are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce such contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiary and the UFG entities;

●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and the UFG entities;

●	limit the Company’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Company’s PRC subsidiary and the UFG entities may not be able to comply;

●	require the Company or the Company’s PRC subsidiary and the UFG entities to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds from its public offering to finance the Company’s business and operations in China.

The Company’s ability to conduct its consulting services business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate the UFG entities in its unaudited condensed consolidated financial statements as it may lose the ability to direct activities of the UFG entities and receive economic benefits from the UFG entities. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company and its PRC subsidiary and the UFG entities. The financial position, operation, and cash flow of the UFG entities are material to total assets and liabilities presented on the unaudited condensed consolidated balance sheets and revenue, expenses, and net income presented on the unaudited condensed consolidated statements of operations and other comprehensive loss as well as the cash flows from operating, investing, and financing activities presented on the unaudited condensed consolidated statements of cash flows. The Company did not provide any financial support to the UFG entities for the six months ended June 30, 2023 and 2022. The Company had no contractual obligation to provide financial support to the VIEs as of June 30, 2023 and December 31, 2022. The amount of the recognized and unrecognized revenue-producing assets held by the VIEs was $1,573,220, including $441,722 of bakery production equipment, $73,201 of office equipment and furniture, and $1,058,297 of leasehold improvement, with the accumulated depreciation of $997,068, so net of these property, plant, and equipment was $576,152 as of June 30, 2023. The amount of the recognized and unrecognized revenue-producing assets held by the VIEs was $1,626,516, including $422,226 of bakery production equipment, $75,555 of office equipment and furniture, and $1,128,735 of leasehold improvement, with the accumulated depreciation of $934,222, so net of these property, plant, and equipment was $692,294 as of December 31, 2022. The following financial statement amounts and balances of the UFG entities were included in the accompanying unaudited condensed consolidated financial statements after elimination of intercompany transactions and balances:

	June 30, 2023	December 31, 2022
Current assets	$7,392,640	$7,123,635
Non-current assets	4,130,444	4,078,979
Total assets	$11,523,084	$11,202,614
Current liabilities	$6,173,116	$5,858,647
Non-current liabilities	1,388,917	1,448,744
Total liabilities	$7,562,033	$7,307,391

	For the Six Months Ended June 30,
	2023	2022
Net revenue	$4,562,762	$3,754,826
Net income	$1,213,299	$959,198

Initial Public Offering

On April 3, 2023, the Company closed its initial public offering (the “IPO”) of 3,390,000 Class A ordinary shares at a public offering price of $4.00 per Class A ordinary share. The Company’s Class A ordinary shares began trading on the Nasdaq Capital Market under the ticker symbol “CHSN” on March 30, 2023.